SCHEDULE OF LEASE OBLIGATIONS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
2024	$ 66,300
2025	83,850
2026	83,850
2027	83,850
2028	83,850
Total payments	401,700
Amount representing interest	(49,135)
Total lease liability	352,565
Less current portion	(55,036)
Lease obligation – long term	$ 297,529